OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
OTHER INVESTMENTS

10.                               OTHER INVESTMENTS

In 2006, the Group acquired a 25% equity interest in Shenzhen Mobile Television Company Limited (“Shenzhen Mobile”), through VisionChina Media Group’s subsidiary, Shenzhen HDTV.  Shenzhen Mobile was established in the PRC and engages in the provision of digital mobile television advertising services in the PRC.  Although the Group has 25% voting power in board meetings of Shenzhen Mobile, the Group cannot exercise significant influence over Shenzhen Mobile’s operating and financial activities because the remaining 75% voting power is dominated by a sole controlling shareholder of Shenzhen Mobile and only that sole controlling shareholder can appoint key management personnel in Shenzhen Mobile. The Group accounts for this investment using the cost method of accounting. During the year ended December 31, 2011, the Group received dividend income from Shenzhen Mobile of $142,265. The Group did not receive any dividend income from Shenzhen Mobile for the years ended December 31, 2009 and 2010.

In 2006, the Group acquired a 14% equity interest in Wuxi Guangtong Digital Mobile Television Company Limited (“Guangtong Mobile”).  During the year ended December 31, 2009, all the equity holders of Guangtong Mobile made an additional capital injection and in order to retain the same percentage of ownership, the Group also made an additional capital injection of $389,048.  Guangtong Mobile was established in the PRC and engages in the provision of digital mobile television advertising business in the PRC. As the Group has 14.2% voting power in board meetings of Guangtong Mobile, the Group accounts for this investment using the cost method of accounting.

In 2011, the Group acquired a 20% equity interest in Shenzhen Eastlong Huatong Technology Development Company Limited (“Eastlong Huatong”) at a consideration of $157,423.  Eastlong Huatong was established in the PRC and engages in the development of multimedia interactive information system for subway in the PRC.  As the Group does not have any voting power in board meetings of Eastlong Huatong, the Group cannot exercise significant influence over Eastlong Huatong’s operating and financial activities. The Group accounts for this investment using the cost method of accounting.